Management of Financial Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Working Capital	$ 2,600,000		$ 7,300,000
Cumulative Adjustments On Exchange Differences On Translation		$ 218,000		$ 1,000,000.0
Net Loss For The Year	$ (975,000)		$ (1,100,000)
Underlying Securities
Statement [Line Items]
Increase Decrease In Market Price, Percentage	75.00%	75.00%	80.00%	80.00%